INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSES
17.	INCOME TAX EXPENSES

Cayman Islands, British Virgin Island, and Hong Kong

Under the current laws of Cayman Islands, British Virgin Island and Hong Kong, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands, British Virgin and Hong Kong withholding tax will be imposed.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall be referred to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2010 and 2011, management believes that the Company, Eddia International and Giant HK are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

China

The Group’s subsidiaries, the VIE and its subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries, the VIE and its subsidiaries are subject to a CIT statutory rate of 25%.

Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.

The certificate of “High and New Technology Enterprise” (the “HNTE”) (valid from 2008 to 2010) obtained by Zhengtu Information on November 25, 2008, which was issued by Shanghai Science and Technology Commission, has expired in year 2011.

In April 2012, Zhengtu Information has obtained the renewed certificate. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a preferential CIT rate of 15% for three years and the status is renewable.

Giant Network, a VIE to which Zhengtu Information is deemed the primary beneficiary, has been recognized as a HNTE effective from 2008, and therefore enjoys a preferential tax rate of 15% from 2008 to 2010. Giant Network did not apply for the HNTE renewal in 2011. Therefore Giant Network’s applicable tax rate for 2011 is 25% for current income provision and deferred taxes.

On December 3, 2010, Snow wolf received certificate for Software enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information and Wuxi Network, all being subsidiaries of the Company, received certificates for Software Enterprises. They are entitled to full exemption from corporate income tax (“CIT”) for the first and second profitable years, and a further 50% exemption for the three succeeding years (12.5%: 50% of 25% CIT rate).

Zhengduo Information, Zhuhai Zhengtu, Juhe Network, Juyan Network, Haoji Network, Juquan Network, Jufan Network, Tiema Network, Juxin Network, Julun Network, Beijing Giant and Tiequan Network are not entitled to enjoy any preferential tax rate for year 2011 and their applicable CIT rate is 25%.

The PRC Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise will be subject to the withholding tax starting from January 1, 2008. There was no distribution of dividends from the Group’s PRC subsidiaries in 2009 and 2010. In 2011, the Company made a one-time special dividend to its shareholders, out of which the payout was physically financed partially through the declaration and payout of dividends to the Company by Zhengtu Information. Thus, the Company provided deferred tax liabilities amounting to RMB259,415,894 for the withholding taxes due associated with the distribution of the retained earnings accumulated from December 31, 2007 to December 31, 2010.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

PRC	936,154,635	881,077,042	1,229,776,487	195,391,805
Non-PRC	7,924,628	16,518,504	37,215,603	5,912,964

Total	944,079,263	897,595,546	1,266,992,090	201,304,769

(a)	Current Tax

Income tax expenses consist of:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Current income taxes	83,328,105	121,303,259	268,076,187	42,593,017
Deferred income tax (benefits)/expenses	1,731,905	(31,980,857)	84,302,034	13,394,244

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	236,019,816	224,398,887	316,748,023	50,326,193
Favorable tax rate	(49,059,531)	(25,488,282)	(130,226,808)	(20,690,956)
Tax holiday	(71,351,432)	(105,110,278)	(12,694,680)	(2,016,982)
Non-deductible expenses (non-taxable income), net	(4,718,414)	7,679,477	3,904,248	620,323
Additional 50% tax deduction for qualified research and development expenses	(10,380,859)	(15,257,615)	(18,935,961)	(3,008,621)
Tax exempted VAT refund	(12,779,323)	—	—	—
Change in valuation allowance	—	—	2,885,413	458,446
Deferred tax benefits on future tax rate difference	(2,670,247)	(3,659,750)	(58,833,362)	(9,347,680)
One-time withholding tax accrual for dividend	—	—	259,415,894	41,217,035
Provision-to-return adjustment	—	6,759,963	(9,884,546)	(1,570,497)

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Basic	0.32	0.46	0.05	0.01
Diluted	0.30	0.45	0.05	0.01
(b)	Deferred Tax

The tax effects of temporary differences that give rise to deferred tax at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax assets
Deferred revenue and advance from distributors	77,208,660	151,140,044	24,013,734
Accrued expenses	12,142,057	18,344,188	2,914,598
Allowance for doubtful debt	1,127,960	611,274	97,122
Share-based compensation expense	8,117,107	5,036,662	800,245
Tax loss	7,149,387	7,532,367	1,196,773
Less: valuation allowance	—	(2,885,413)	(458,446)

Net current deferred tax assets	105,745,171	179,779,122	28,564,026

Non-current deferred tax assets
Intangible assets amortization	11,069,031	11,357,297	1,804,492
Share-based compensation expense	2,076,457	2,826,219	449,041
Deferred revenue	—	2,916,666	463,412

Net non-current deferred tax assets	13,145,488	17,100,182	2,716,945

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax liabilities
Intangible assets amortization	624,770	—	—
Deferred revenue	—	2,408,961	382,746
Withholding tax	—	145,810,671	23,166,982

Net current deferred tax liabilities	624,770	148,219,632	23,549,728

Non-current deferred tax liabilities
Intangible assets amortization	186,496	298,980	47,503
Upfront fee amortization	—	14,583,333	2,317,058

Net non-current deferred tax liabilities	186,496	14,882,313	2,364,561

As of December 31, 2011, the Group recorded a valuation allowances of RMB2,885,413 (US$458,446) for Zhuhai Zhengtu as management has assessed that it is more-likely-than-not that Zhuhai Zhengtu’s deferred tax assets will not be realizable. Management has assessed that it is more-likely-than-not that the deferred tax assets for all other entities within the Group are realizable as of December 31, 2011.

As of December 31, 2011, the Company had net operating tax losses in the total amount of RMB 30,129,468 (US$4,787,090) in the PRC, which can be carried forward to future years and utilized by respective Chinese subsidiaries of the Company according to the prevailing PRC CIT rules and regulations. The balance of net operating tax losses of the Company as of December 31, 2011 will expire between the years 2015 and 2017.

The Company intends to permanently reinvest all undistributed earnings generated by its foreign subsidiaries beginning in 2011 and onward to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

(c)	Unrecognized Tax Benefits

The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2010 to December 31, 2011:

RMB
Balance as of January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010 and January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011	44,451,522

Balance as of December 31, 2011 (US$)	7,062,636

As of December 31, 2010 and 2011, the Group recorded an unrecognized tax benefit of RMB14,758,798 and RMB44,451,522 (US$7,062,636), respectively, related to excess share-based compensation expense deductions. The unrecognized tax benefit resulting from the difference between the share-based compensation expense deduction and the cumulative amount of compensation cost would be recorded to additional paid-in capital, when recognized. It is possible that the amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time.

For the years ended December 31, 2009, 2010 and 2011, no interest or penalties related to uncertain tax positions were recognized.

The Group’s subsidiaries, the VIE and its subsidiaries registered in the PRC are subject to PRC CIT on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. The Group’s tax years 2005 through 2011 remain subject to examination by tax authorities.